Business Combination (Details Narrative)				1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022 shares	Dec. 12, 2022 shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Mar. 31, 2023 shares	Mar. 31, 2022	Dec. 12, 2022 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Share issued on conversion								6,719,730
Financial Designation, Predecessor and Successor [Fixed List]	Successor			Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Share exchange ration				5.037				5.037
Number of options outstanding	1,993,235	1,993,235		1,993,235	2,106,235		1,993,235	1,993,235
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Net proceeds | $				$ 8,635,000
Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Share exchange ration								5.037
Number of options outstanding	1,993,235			1,993,235				1,993,235
Replacement of Options	1,731,237			1,731,237				1,731,237
Warrant [Member]
Business Acquisition [Line Items]
Replacement of warrants	584,260			584,260				584,260
Warrant [Member]
Business Acquisition [Line Items]
Share exchange ration								5.037
Replacement of warrants	1,699,633			1,699,633				1,699,633
Predecessor [Member]
Business Acquisition [Line Items]
Share exchange		6,406,210
Financial Designation, Predecessor and Successor [Fixed List]						Predecessor	Predecessor		Predecessor
Share exchange ration							5.037
Number of options outstanding									10,039,348	8,755,179
Transaction costs | $							$ 2,100,000
Predecessor [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Number of options outstanding		2,427,832					2,427,832
Net proceeds | $			$ 392,301
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Share exchange ration							5.037
Number of options outstanding		10,039,348					10,039,348
Predecessor [Member] | Warrant [Member]
Business Acquisition [Line Items]
Replacement of warrants		8,560,561					8,560,561
Larkspur Larkspur Merger Sub Inc [Member] | Permanent Equity Shares [Member]
Business Acquisition [Line Items]
Share exchange								33,514,004
Larkspur Larkspur Merger Sub Inc [Member] | Temporary Shares [Member]
Business Acquisition [Line Items]
Share exchange								331,331
Larkspur Larkspur Merger Sub Inc [Member] | Predecessor [Member]
Business Acquisition [Line Items]
Share exchange								33,845,335